Property, plant and equipment - Summary of Property, Plant and Equipment Leased (Details) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018 lease	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 1,815	€ 1,948
Right-of-use assets at end of period		1,654	1,815	€ 1,948
Right-of-use assets		1,654	1,815	1,948
Lease liabilities		€ 2,030	2,181	2,108
Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Number of lease agreements signed | lease	2
Initial lease term	15 years	15 years
Office space, Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period			320
Right-of-use assets at end of period				320
Right-of-use assets				320
Lease liabilities				320
Laboratory facilities, Cambridge, Massachusetts
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period			424
Right-of-use assets at end of period				424
Right-of-use assets				424
Lease liabilities				424
Gross value
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		€ 2,872	2,745	1,711
Changes in scope of consolidation			(26)	93
Acquisitions and other increases		247	292	963
Disposals and other decreases		(314)	(232)	(91)
Currency translation differences		(58)	101	76
Transfers		(75)	(8)	(7)
Right-of-use assets at end of period		2,672	2,872	2,745
Right-of-use assets		2,672	2,872	2,745
Accumulated depreciation & impairment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets at beginning of period		(1,057)	(797)	(513)
Changes in scope of consolidation			14
Depreciation and impairment charged in the period		(292)	(341)	(315)
Disposals and other decreases		276	82	40
Currency translation differences		21	(17)	(15)
Transfers		34	2	6
Right-of-use assets at end of period		(1,018)	(1,057)	(797)
Right-of-use assets		€ (1,018)	€ (1,057)	€ (797)